UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2016

Item 1. Schedule of Investments.
CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.9%

Air Freight & Logistics - 2.6%
Hub Group, Inc., Class A *	31,150	1,270,609

Airlines - 2.3%
JetBlue Airways Corp. *	53,240	1,124,429

Auto Components - 4.7%
BorgWarner, Inc.	32,900	1,263,360
Gentherm, Inc. *	25,330	1,053,475
		2,316,835

Banks - 2.1%
ServisFirst Bancshares, Inc.	23,730	1,053,612

Building Products - 2.6%
Lennox International, Inc.	9,395	1,270,110

Chemicals - 1.9%
Minerals Technologies, Inc.	16,650	946,553

Commercial Services & Supplies - 2.7%
Deluxe Corp.	21,160	1,322,288

Communications Equipment - 2.7%
F5 Networks, Inc. *	12,450	1,317,833

Containers & Packaging - 1.9%
Owens-Illinois, Inc. *	57,370	915,625

Diversified Financial Services - 5.3%
CBOE Holdings, Inc.	21,825	1,425,827
FactSet Research Systems, Inc.	7,880	1,194,057
		2,619,884

Electronic Equipment & Instruments - 3.0%
Avnet, Inc.	33,415	1,480,284
See notes to Schedule of Investments.

Energy Equipment & Services - 1.1%
FMC Technologies, Inc. *	20,490	560,606

Gas Utilities - 1.7%
UGI Corp.	20,560	828,362

Health Care Equipment & Supplies - 4.4%
Globus Medical, Inc., Class A *	47,705	1,132,994
Varian Medical Systems, Inc. *	12,825	1,026,256
		2,159,250

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	13,170	1,139,864
Laboratory Corporation of America Holdings *	9,010	1,055,341
		2,195,205

Hotels, Restaurants & Leisure - 1.3%
International Speedway Corp., Class A	17,875	659,766

Insurance - 2.5%
Reinsurance Group of America, Inc.	12,700	1,222,375

IT Services - 9.1%
Convergys Corp.	49,430	1,372,671
NeuStar, Inc., Class A *	58,505	1,439,223
Syntel, Inc. *	33,470	1,671,157
		4,483,051

Life Sciences - Tools & Services - 1.0%
Mettler-Toledo International, Inc. *	1,442	497,144

Machinery - 1.8%
Graco, Inc.	10,350	868,986

Media - 2.5%
Scripps Networks Interactive, Inc., Class A	18,600	1,218,300

Metals & Mining - 2.7%
Worthington Industries, Inc.	36,965	1,317,433

Multiline Retail - 2.6%
Big Lots, Inc.	28,175	1,276,046
See notes to Schedule of Investments.

Personal Products - 5.0%
Inter Parfums, Inc.	39,870	1,231,983
USANA Health Sciences, Inc. *	10,165	1,234,234
		2,466,217

Pharmaceuticals - 1.4%
Impax Laboratories, Inc. *	22,230	711,805

Professional Services - 2.3%
Robert Half International, Inc.	24,005	1,118,153

Real Estate Management & Development - 2.3%
CBRE Group, Inc., Class A *	40,150	1,157,123

Road & Rail - 2.3%
Avis Budget Group, Inc. *	42,270	1,156,507

Software - 1.3%
MicroStrategy, Inc., Class A *	3,700	664,964

Specialty Retail - 8.8%
GNC Holdings, Inc., Class A	21,540	683,895
Lithia Motors, Inc., Class A	13,025	1,137,473
Ross Stores, Inc.	31,730	1,837,167
Select Comfort Corp. *	33,955	658,388
		4,316,923

Technology Hardware, Storage & Peripherals - 2.5%
Super Micro Computer, Inc. *	36,330	1,238,126

Textiles, Apparel & Luxury Goods - 3.7%
Fossil Group, Inc. *	12,390	550,364
PVH Corp.	12,925	1,280,350
		1,830,714

Trading Companies & Distributors - 2.3%
United Rentals, Inc. *	18,020	1,120,664

Total Common Stocks (Cost $46,129,730)		48,705,782
See notes to Schedule of Investments.

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.6%
State Street Bank Time Deposit, 0.278%, 4/1/16	298,364	298,364

Total Time Deposit (Cost $298,364)		298,364

TOTAL INVESTMENTS (Cost $46,428,094) - 99.5%		49,004,146
Other assets and liabilities, net - 0.5%		240,523
NET ASSETS - 100.0%		$49,244,669

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
See notes to Schedule of Investments.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 58.8%

Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	38,935	4,106,474

Auto Components - 0.7%
Delphi Automotive plc	29,728	2,230,195

Automobiles - 0.6%
Ford Motor Co.	149,028	2,011,878

Banks - 3.1%
BB&T Corp.	42,330	1,408,319
Citigroup, Inc.	45,708	1,908,309
US Bancorp	33,851	1,374,012
Wells Fargo & Co.	113,498	5,488,763
		10,179,403

Beverages - 0.8%
PepsiCo, Inc.	23,852	2,444,353

Biotechnology - 2.6%
Amgen, Inc.	31,339	4,698,656
Gilead Sciences, Inc.	41,458	3,808,332
		8,506,988

Chemicals - 0.6%
PPG Industries, Inc.	18,204	2,029,564

Communications Equipment - 1.5%
Cisco Systems, Inc.	172,417	4,908,712

Consumer Finance - 1.9%
American Express Co.	42,420	2,604,588
Capital One Financial Corp.	51,235	3,551,098
		6,155,686

Diversified Financial Services - 1.5%
Moody's Corp.	51,063	4,930,643
See notes to Schedule of Investments.

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	94,832	3,714,569
Verizon Communications, Inc.	112,374	6,077,186
		9,791,755

Electric Utilities - 0.2%
Portland General Electric Co.	15,660	618,413

Energy Equipment & Services - 1.8%
FMC Technologies, Inc. *	90,190	2,467,599
Frank's International NV	127,050	2,093,784
National Oilwell Varco, Inc.	38,663	1,202,419
		5,763,802

Food & Staples Retailing - 2.0%
CVS Health Corp.	62,332	6,465,698

Food Products - 1.1%
General Mills, Inc.	25,009	1,584,320
Mondelez International, Inc., Class A	46,992	1,885,319
		3,469,639

Gas Utilities - 0.5%
ONE Gas, Inc.	10,848	662,813
UGI Corp.	25,199	1,015,268
		1,678,081

Health Care Equipment & Supplies - 1.3%
St. Jude Medical, Inc.	76,281	4,195,455

Health Care Providers & Services - 2.0%
HCA Holdings, Inc. *	32,912	2,568,782
McKesson Corp.	25,076	3,943,201
		6,511,983

Hotels, Restaurants & Leisure - 0.6%
Darden Restaurants, Inc.	29,485	1,954,856

Industrial Conglomerates - 1.4%
Danaher Corp.	48,768	4,626,132

Insurance - 2.9%
American Financial Group, Inc.	52,984	3,728,484
MetLife, Inc.	34,350	1,509,339
See notes to Schedule of Investments.

Prudential Financial, Inc.	55,747	4,026,048
		9,263,871

Internet Software & Services - 1.3%
Alphabet, Inc., Class A *	5,578	4,255,456

IT Services - 4.1%
Accenture plc, Class A	18,405	2,123,937
Cognizant Technology Solutions Corp., Class A *	47,010	2,947,527
DST Systems, Inc.	25,713	2,899,655
MasterCard, Inc., Class A	32,245	3,047,153
Western Union Co. (The)	110,407	2,129,751
		13,148,023

Machinery - 3.2%
Cummins, Inc.	20,675	2,273,009
Dover Corp.	75,996	4,888,823
Ingersoll-Rand plc	54,000	3,348,540
		10,510,372

Media - 2.0%
Omnicom Group, Inc.	78,908	6,567,513

Metals & Mining - 0.5%
Reliance Steel & Aluminum Co.	23,620	1,634,268

Multi-Utilities - 0.2%
Avista Corp.	14,661	597,876

Multiline Retail - 2.0%
Target Corp.	77,403	6,368,719

Oil, Gas & Consumable Fuels - 0.6%
Oneok, Inc.	64,344	1,921,312

Personal Products - 1.6%
Unilever NV, NY Shares	114,660	5,123,009

Pharmaceuticals - 3.6%
Johnson & Johnson	45,966	4,973,521
Merck & Co., Inc.	52,577	2,781,849
Pfizer, Inc.	129,128	3,827,354
		11,582,724
See notes to Schedule of Investments.

Professional Services - 1.0%

Robert Half International, Inc.	69,054	3,216,535

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	63,297	2,047,658

Software - 2.3%
Microsoft Corp.	87,701	4,843,726
Oracle Corp.	59,682	2,441,591
		7,285,317

Specialty Retail - 1.2%
Lowe's Co.'s, Inc.	33,074	2,505,356
TJX Co.'s, Inc. (The)	18,838	1,475,957
		3,981,313

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	94,807	10,333,015

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	8,479	46,889

Total Common Stocks (Cost $175,684,177)		190,463,580

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 8.4%

Asset-Backed - Automobile - 0.6%
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (a)	50,207	50,233
2.39%, 11/12/19 (a)	119,446	119,531
Capital Automotive REIT, 3.66%, 10/15/44 (a)	550,000	568,919
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (a)	200,000	200,339
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (a)	556,453	555,834
5.43%, 12/15/23 (a)	300,000	293,772
		1,788,628
See notes to Schedule of Investments.

Asset-Backed - Other - 7.6%
ALM XII Ltd., 2.97%, 4/16/27 (a)(b)	500,000	497,100
American Homes 4 Rent:
1.791%, 6/17/31 (a)(b)	130,000	125,768
2.191%, 6/17/31 (a)(b)	200,000	191,126
2.941%, 6/17/31 (a)(b)	500,000	463,021
3.786%, 10/17/36 (a)	683,787	712,219
4.691%, 10/17/45 (a)	300,000	294,201
Apidos CLO XXI:
3.32%, 7/18/27 (a)(b)	400,000	389,212
4.17%, 7/18/27 (a)(b)	200,000	176,134
AVANT Loans Funding Trust, 4.11%, 5/15/19 (a)	246,355	246,306
CAL Funding II Ltd., 3.35%, 3/27/28 (a)	700,000	659,136
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (a)(b)	675,000	670,170
Citi Held For Asset Issuance:
1.85%, 12/15/21 (a)	84,448	84,278
4.00%, 3/15/22 (a)	600,000	569,226
4.31%, 5/16/22 (a)	350,000	330,729
4.48%, 8/15/22 (a)	235,856	236,134
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (a)	764,000	763,055
Colony American Homes, 1.791%, 5/17/31 (a)(b)	200,000	193,652
Conn's Receivables Funding LLC:
4.68%, 4/16/18 (a)	800,000	800,395
4.565%, 9/15/20 (a)	464,115	463,245
Dell Equipment Finance Trust, 1.80%, 6/22/20 (a)	500,000	500,060
Driven Brands Funding LLC, 5.216%, 7/20/45 (a)	498,750	490,829
Dryden 40 Senior Loan Fund, 4.318%, 8/15/28 (a)(b)	250,000	222,785
Element Rail Leasing I LLC:
2.299%, 4/19/44 (a)	141,030	136,673
3.668%, 4/19/44 (a)	300,000	288,093
4.406%, 4/19/44 (a)	350,000	331,254
Element Rail Leasing II LLC, 3.585%, 2/19/45 (a)	600,000	564,302
FRS I LLC, 3.08%, 4/15/43 (a)	387,659	379,589
GMAT Trust, 4.25%, 9/25/20 (a)(b)	260,804	260,160
Invitation Homes Trust:
1.782%, 12/17/30 (a)(b)	100,000	97,357
2.282%, 12/17/30 (a)(b)	700,000	676,216
3.588%, 6/17/32 (a)(b)	400,000	374,706
3.191%, 8/17/32 (a)(b)	200,000	189,997
Magnetite VI Ltd.:
3.234%, 9/15/23 (a)(b)	300,000	298,497
4.234%, 9/15/23 (a)(b)	200,000	185,818
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (a)	20,874	20,866
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (a)(b)	200,000	197,996
See notes to Schedule of Investments.

OneMain Financial Issuance Trust:
2.43%, 6/18/24 (a)	1,200,000	1,196,986
2.47%, 9/18/24 (a)	100,000	99,610
2.57%, 7/18/25 (a)	300,000	295,930
RenewFund Receivables Trust, 3.51%, 4/15/25 (a)	312,924	310,082
RMAT LLC:
2015-1, 4.09%, 7/27/20 (a)(b)	364,450	362,424
2015-NPL1, 3.75%, 5/25/55 (a)(b)	312,377	310,122
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (a)(b)	352,485	349,295
Sierra Timeshare Receivables Funding LLC:
2.70%, 10/20/30 (a)	87,321	86,817
2.40%, 6/20/31 (a)	1,045,363	1,036,310
2.80%, 10/20/31 (a)	142,778	142,112
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (a)	530,260	531,528
Series II LLC, 4.59%, 4/20/44 (a)	272,177	267,817
Series III LLC, 4.02%, 7/20/44 (a)	470,384	449,869
Series III LLC, 5.44%, 7/20/44 (a)	956,986	984,882
Springleaf Funding Trust, 3.62%, 11/15/24 (a)	300,000	284,971
STORE Master Funding LLC, 4.21%, 4/20/44 (a)	594,500	595,814
Sunrun Callisto Issuer LLC, 5.38%, 7/20/45 (a)	391,894	380,521
TAL Advantage V LLC:
2.83%, 2/22/38 (a)	207,500	195,274
4.625%, 11/20/38 (a)	920,000	896,853
3.97%, 5/20/39 (a)	81,667	77,555
Tricon American Homes Series 2015-SFR1 Trust, 3.941%, 5/17/32 (a)(b)	100,000	89,501
U.S. Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (a)	283,193	280,841
Vericrest Opportunity Loan Trust, 3.375%, 10/25/58 (a)(b)	116,461	114,846
VML LLC, 3.875%, 4/27/54 (a)(b)	198,591	197,571
VOLT XXV LLC, 3.50%, 6/26/45 (a)(b)	29,298	28,811
VOLT XXX LLC, 3.625%, 10/25/57 (a)(b)	502,208	494,705
VOLT XXXVIII LLC, 3.875%, 9/25/45 (a)(b)	272,986	269,287
Wendys Funding LLC, 2015-1:
3.371%, 6/15/45 (a)	945,250	927,914
4.08%, 6/15/45 (a)	398,000	389,347
		24,727,900

Asset-Backed - Student Loan - 0.2%
SLM Private Education Loan Trust, 3.00%, 5/16/44 (a)	300,000	294,064
SoFi Professional Loan Program LLC:
2.55%, 8/27/29 (a)	355,093	352,960
1.683%, 8/25/32 (a)(b)	136,249	134,108
		781,132

Total Asset-Backed Securities (Cost $27,758,506)		27,297,660
See notes to Schedule of Investments.

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.0%
Bellemeade Re Ltd., 4.733%, 7/25/25 (a)(b)	300,000	293,796
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.033%, 5/25/24 (b)	600,000	533,111
CAS 2014-C03 2M2, 3.333%, 7/25/24 (b)	400,000	366,282
CAS 2014-C03 1M2, 3.433%, 7/25/24 (b)	300,000	275,602
CAS 2016-C02 1B, 12.685%, 9/25/28 (b)	125,000	127,781
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2014-DN4 M3, 4.983%, 10/25/24 (b)	300,000	298,037
STACR 2015-HQA1 M3, 5.133%, 3/25/28 (b)	275,000	264,055
STACR 2015-HQA2 M2, 3.233%, 5/25/28 (b)	400,000	401,771
STACR 2016-HQA1 M3, 6.791%, 9/25/28 (b)	250,000	259,668
LSTAR Securities Investment Trust, 2.439%, 5/1/20 (a)(b)	260,031	253,532

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,151,329)		3,073,635

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
CDGJ Commercial Mortgage Trust, 2.286%, 12/15/27 (a)(b)	400,000	390,210
Citigroup Commercial Mortgage Trust, 3.836%, 9/15/27 (a)(b)	300,000	277,532
Colony Multifamily Mortgage Trust, 2.543%, 4/20/50 (a)	153,689	153,532
COMM Mortgage Trust:
2.788%, 6/11/27 (a)(b)	500,000	489,354
2.438%, 6/8/30 (a)(b)	550,000	542,255
3.537%, 6/15/34 (a)(b)	300,000	279,745
EQTY INNS Mortgage Trust, 3.888%, 5/8/31 (a)(b)	600,000	570,695
Extended Stay America Trust:
3.604%, 12/5/31 (a)	450,000	450,731
4.036%, 12/5/31 (a)(b)	200,000	202,412
4.093%, 12/5/31 (a)(b)	150,000	150,774
GS Mortgage Securities Trust, 3.79%, 1/10/31 (a)	200,000	192,422
Hilton USA Trust:
Class CFX, 3.714%, 11/5/30 (a)	200,000	200,257
Class EFX, 5.222%, 11/5/30 (a)(b)	675,000	678,972
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (a)	300,000	307,992
3.805%, 6/10/27 (a)(b)	200,000	200,490
4.036%, 6/15/29 (a)(b)	600,000	559,327
Morgan Stanley Capital I Trust Series 2014-CPT:
Class F, 3.446%, 7/13/29 (a)(b)	230,000	215,547
Class G, 3.446%, 7/13/29 (a)(b)	160,000	142,278
Motel 6 Trust, 5.279%, 2/5/30 (a)	850,000	822,699
See notes to Schedule of Investments.

ORES NPL LLC:
6.00%, 3/27/24 (a)	300,000	298,322
3.081%, 9/25/25 (a)	10,052	9,985
PFP III Ltd., 1.606%, 6/14/31 (a)(b)	3,864	3,858
WFLD Mortgage Trust, 3.755%, 8/10/31 (a)(b)	450,000	457,389
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (a)	190,000	130,313

Total Commercial Mortgage-Backed Securities (Cost $7,910,643)		7,727,091

CORPORATE BONDS - 18.2%

Basic Materials - 0.3%
Methanex Corp.:
3.25%, 12/15/19	400,000	372,211
5.65%, 12/1/44	720,000	581,585
		953,796

Communications - 3.0%
Amazon.com, Inc., 3.80%, 12/5/24	400,000	438,254
AT&T, Inc.:
4.125%, 2/17/26	150,000	158,411
5.65%, 2/15/47	550,000	607,043
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	400,000	403,410
Comcast Corp.:
3.375%, 8/15/25	450,000	478,663
3.15%, 3/1/26	200,000	208,232
Crown Castle Towers LLC:
3.222%, 5/15/42 (a)	150,000	150,225
3.663%, 5/15/45 (a)	250,000	253,910
Embarq Corp., 7.082%, 6/1/16	500,000	503,215
Frontier Communications Corp.:
10.50%, 9/15/22 (a)	530,000	543,250
11.00%, 9/15/25 (a)	150,000	150,750
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	300,000	304,621
NBCUniversal Media LLC, 4.45%, 1/15/43	300,000	323,118
Rogers Communications, Inc., 5.00%, 3/15/44	400,000	440,622
Sprint Communications, Inc., 6.00%, 12/1/16	950,000	944,062
Telefonica Emisiones SAU, 3.192%, 4/27/18	400,000	410,376
Thomson Reuters Corp.:
3.85%, 9/29/24	200,000	205,454
5.65%, 11/23/43	200,000	213,321
Time Warner Cable, Inc., 4.00%, 9/1/21	200,000	209,283
See notes to Schedule of Investments.

Time Warner, Inc.:
3.55%, 6/1/24	300,000	308,585
4.90%, 6/15/42	300,000	305,668
Verizon Communications, Inc.:
2.45%, 11/1/22	450,000	447,244
3.50%, 11/1/24	475,000	498,375
4.862%, 8/21/46	1,025,000	1,080,884
Viacom, Inc., 5.25%, 4/1/44	300,000	269,828
		9,856,804

Consumer, Cyclical - 2.9%
American Airlines Pass Through Trust:
7.00%, 7/31/19 (a)	444,300	462,072
5.60%, 1/15/22 (a)	366,551	370,217
4.40%, 3/22/25	450,000	441,844
5.25%, 7/15/25	340,000	341,700
CVS Health Corp.:
3.875%, 7/20/25	270,000	291,364
4.875%, 7/20/35	110,000	122,647
5.125%, 7/20/45	290,000	335,855
CVS Pass-Through Trust, 6.036%, 12/10/28	509,367	570,496
Delta Air Lines Pass Through Trust, 6.20%, 1/2/20	131,771	140,995
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	25,000	23,125
Ford Motor Co., 4.75%, 1/15/43	125,000	125,409
Ford Motor Credit Co. LLC:
2.145%, 1/9/18	200,000	199,763
1.549%, 11/4/19 (b)	400,000	385,976
3.157%, 8/4/20	200,000	204,014
3.219%, 1/9/22	500,000	509,298
4.134%, 8/4/25	180,000	187,307
Home Depot, Inc. (The):
2.70%, 4/1/23	400,000	415,433
4.20%, 4/1/43	400,000	429,672
Johnson Controls, Inc., 4.625%, 7/2/44	225,000	217,501
Kohl's Corp., 4.25%, 7/17/25	175,000	172,899
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (a)	240,000	204,000
Newell Rubbermaid, Inc.:
3.85%, 4/1/23	275,000	285,205
4.20%, 4/1/26	275,000	287,662
TJX Cos., Inc. (The):
2.75%, 6/15/21	400,000	415,036
2.50%, 5/15/23	400,000	397,770
See notes to Schedule of Investments.

Virgin Australia Trust:
7.125%, 10/23/18 (a)	10,115	10,115
6.00%, 4/23/22 (a)	384,900	388,749
5.00%, 4/23/25 (a)	140,568	143,379
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	475,000	488,776
Whirlpool Corp.:
3.70%, 3/1/23	400,000	415,928
3.70%, 5/1/25	300,000	305,985
		9,290,192

Consumer, Non-cyclical - 2.4%
Amgen, Inc.:
3.625%, 5/22/24	100,000	105,203
5.15%, 11/15/41	400,000	441,418
4.40%, 5/1/45	100,000	102,067
AstraZeneca plc:
3.375%, 11/16/25	300,000	310,750
4.375%, 11/16/45	175,000	186,308
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	258,259
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	154,916
General Mills, Inc., 3.15%, 12/15/21	1,000,000	1,045,313
Gilead Sciences, Inc., 3.70%, 4/1/24	300,000	321,881
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	400,000	414,794
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (a)	300,000	301,435
4.875%, 6/27/44 (a)	300,000	277,686
Kraft Heinz Foods Co., 5.20%, 7/15/45 (a)	300,000	335,667
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	235,000	246,750
Life Technologies Corp., 6.00%, 3/1/20	300,000	336,166
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	218,977
Mead Johnson Nutrition Co., 4.125%, 11/15/25	250,000	265,445
MEDNAX, Inc., 5.25%, 12/1/23 (a)	275,000	286,000
Merck & Co., Inc.:
2.75%, 2/10/25	250,000	255,921
3.70%, 2/10/45	150,000	152,645
PepsiCo, Inc., 2.75%, 3/1/23	300,000	312,498
Perrigo Co. plc, 5.30%, 11/15/43	200,000	198,725
Perrigo Finance Unlimited Co., 3.50%, 12/15/21	400,000	407,724
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	200,000	206,500
SUPERVALU, Inc., 6.75%, 6/1/21	330,000	281,325
United Rentals North America, Inc., 7.625%, 4/15/22	43,000	45,795
Whole Foods Market, Inc., 5.20%, 12/3/25 (a)	425,000	445,361
		7,915,529
See notes to Schedule of Investments.

Energy - 0.4%
Enterprise Products Operating LLC:
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	1,050,000	1,064,700
4.85%, 3/15/44	200,000	187,619
		1,252,319

Financial - 7.4%
Ally Financial, Inc., 2.75%, 1/30/17	50,000	49,750
American International Group, Inc., 3.30%, 3/1/21	100,000	102,239
American Tower Corp.:
3.45%, 9/15/21	400,000	409,017
4.00%, 6/1/25	150,000	154,744
Bank of America Corp.:
2.25%, 4/21/20	180,000	178,262
2.625%, 10/19/20	950,000	956,620
4.20%, 8/26/24	300,000	305,487
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	250,000	246,250
3.95%, 4/21/25	500,000	497,478
3.875%, 8/1/25	1,300,000	1,347,375
4.45%, 3/3/26	300,000	309,057
4.25%, 10/22/26	290,000	294,323
Bank of America NA:
5.30%, 3/15/17	650,000	672,672
0.934%, 6/15/17 (b)	500,000	496,746
Capital One Bank:
2.25%, 2/13/19	200,000	199,504
3.375%, 2/15/23	800,000	806,134
Capital One Financial Corp., 4.20%, 10/29/25	300,000	303,752
Capital One NA, 2.35%, 8/17/18	340,000	341,750
CIT Group, Inc.:
5.00%, 5/15/17	450,000	457,875
5.25%, 3/15/18	1,050,000	1,086,225
Citigroup, Inc.:
2.50%, 9/26/18	900,000	913,765
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	170,000	162,690
2.65%, 10/26/20	280,000	282,641
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)	270,000	270,667
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	240,000	235,800
4.40%, 6/10/25	700,000	713,798
3.70%, 1/12/26	300,000	307,865
4.60%, 3/9/26	215,000	220,447
4.45%, 9/29/27	860,000	865,370
Credit Acceptance Corp.:
6.125%, 2/15/21	120,000	113,400
7.375%, 3/15/23 (a)	300,000	285,750
See notes to Schedule of Investments.

DDR Corp.:
4.75%, 4/15/18	300,000	311,888
3.625%, 2/1/25	300,000	290,234
Discover Financial Services:
3.85%, 11/21/22	500,000	495,179
3.95%, 11/6/24	200,000	198,057
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 5.125%, 11/30/24 (a)	161,261	163,902
ERP Operating LP, 4.625%, 12/15/21	180,000	200,287
First Horizon National Corp., 3.50%, 12/15/20	140,000	139,901
Huntington National Bank (The), 2.20%, 11/6/18	250,000	250,409
ING Bank NV, 2.00%, 11/26/18 (a)	450,000	451,296
JPMorgan Chase & Co.:
3.625%, 5/13/24	900,000	938,434
3.90%, 7/15/25	1,030,000	1,091,948
Lloyds Banking Group plc, 4.65%, 3/24/26	250,000	247,767
Morgan Stanley:
6.25%, 8/28/17	400,000	425,017
2.375%, 7/23/19	550,000	555,781
2.80%, 6/16/20	1,000,000	1,018,212
4.00%, 7/23/25	325,000	339,831
5.00%, 11/24/25	650,000	703,442
3.95%, 4/23/27	150,000	150,159
PNC Bank NA, 2.70%, 11/1/22	500,000	496,545
Prudential Financial, Inc.:
3.50%, 5/15/24	300,000	304,921
4.60%, 5/15/44	200,000	200,797
Regions Financial Corp., 3.20%, 2/8/21	350,000	352,911
US Bancorp, 2.95%, 7/15/22	300,000	307,939
Vornado Realty LP, 2.50%, 6/30/19	375,000	378,105
Wells Fargo & Co., 2.50%, 3/4/21	500,000	506,315
		24,106,730

Industrial - 1.3%
Canadian National Railway Co., 1.45%, 12/15/16	100,000	100,246
Coveris Holding Corp., 10.00%, 6/1/18 (a)	30,000	28,650
Eaton Corp., 1.50%, 11/2/17	250,000	250,254
Illinois Tool Works, Inc., 3.90%, 9/1/42	200,000	202,143
Masco Corp.:
4.45%, 4/1/25	100,000	103,730
6.50%, 8/15/32	150,000	153,000
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.30%, 4/1/21 (a)	175,000	174,377
3.375%, 2/1/22 (a)	500,000	496,425
See notes to Schedule of Investments.

Pentair Finance SA:
1.875%, 9/15/17	700,000	698,025
3.625%, 9/15/20	310,000	312,415
SBA Tower Trust:
2.24%, 4/15/43 (a)	220,000	218,422
3.722%, 4/15/48 (a)	660,000	654,492
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	200,000	223,666
United Parcel Service, Inc., 2.45%, 10/1/22	450,000	467,771
		4,083,616

Technology - 0.5%
Apple, Inc.:
3.25%, 2/23/26	175,000	182,712
3.45%, 2/9/45	175,000	158,052
4.65%, 2/23/46	125,000	136,457
Dun & Bradstreet Corp. (The), 3.25%, 12/1/17	400,000	402,229
Hewlett Packard Enterprise Co., 2.85%, 10/5/18 (a)	190,000	193,190
Intel Corp., 3.10%, 7/29/22	200,000	211,445
Microsoft Corp., 3.125%, 11/3/25	175,000	183,767
		1,467,852

Total Corporate Bonds (Cost $57,627,150)		58,926,838

FLOATING RATE LOANS (c) - 0.7%

Consumer, Cyclical - 0.7%
Albertson's Holdings LLC:
5.125%, 8/25/19 (b)	285,000	284,593
5.50%, 8/25/21 (b)	644,368	644,368
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	237,630	230,687
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	750,000	705,625
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	248,741	247,082
		2,112,355

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(d)(e)(f)	385,345	8,709

Total Floating Rate Loans (Cost $2,468,476)		2,121,064

MUNICIPAL OBLIGATIONS - 0.8%

California - 0.2%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	450,000	567,941
See notes to Schedule of Investments.

Connecticut - 0.1%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	361,560

New York - 0.5%
New York City GO Bonds, 5.206%, 10/1/31	470,000	556,945
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	756,840
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	480,656
		1,794,441

Total Municipal Obligations (Cost $2,625,500)		2,723,942

SOVEREIGN GOVERNMENT BOND - 0.2%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	490,000	493,675

Total Sovereign Government Bonds (Cost $489,193)		493,675

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.2%
Overseas Private Investment Corp., 3.22%, 9/15/29	450,000	470,510

Total U.S. Government Agencies and Instrumentalities (Cost $450,000)		470,510

U.S. TREASURY OBLIGATIONS - 4.5%
United States Treasury Bonds, 3.00%, 11/15/45	2,999,000	3,237,630
United States Treasury Notes:
0.50%, 4/30/17	300,000	299,555
0.75%, 2/28/18	1,800,000	1,800,421
1.00%, 3/15/19	2,040,000	2,047,968
1.125%, 2/28/21	3,248,000	3,234,677
1.50%, 2/28/23	548,000	546,480
1.625%, 2/15/26	3,596,000	3,543,747

Total U.S. Treasury Obligations (Cost $14,647,418)		14,710,478

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 2.0%
Vanguard REIT ETF	78,493	6,577,713

Total Exchange-Traded Products (Cost $6,266,599)		6,577,713

See notes to Schedule of Investments.

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 2.9%
State Street Bank Time Deposit, 0.278%, 4/1/16	9,292,628	9,292,628

Total Time Deposit (Cost $9,292,628)		9,292,628

TOTAL INVESTMENTS (Cost $308,371,619) - 100.1%		323,878,814
Other assets and liabilities, net - (0.1)%		(178,257)
NET ASSETS - 100.0%		$323,700,557

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index	33	6/16	$3,384,975	$74,768
Ultra Long U.S. Treasury Bonds	15	6/16	2,587,969	(20,302)
Total Long				$54,466
Short:
10 Year U.S. Treasury Notes	(82)	6/16	(10,692,031)	$11,387

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(e) This security was valued under the direction of the Board of Directors. See Note A.
(f) Restricted securities represent 0.0% of the net assets of the Portfolio.

Abbreviations:
CLO:	Collateralized Loan Obligations
ETF:	Exchange-Traded Fund
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	385,345
See notes to Schedule of Investments.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios. Calvert VP SRI Mid Cap Growth Portfolio and Calvert VP SRI Balanced Portfolio are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, the following amounts were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
Calvert VP SRI Balanced Portfolio	$8,709	0.0%

The following tables summarize the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:
CALVERT VP SRI MID CAP GROWTH PORTFOLIO

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$48,705,782	$—	$—	$48,705,782
Time Deposit	—	298,364	—	298,364
TOTAL	$48,705,782	$298,364	$—	$49,004,146

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between levels during the quarter ended March 31, 2016.
CALVERT VP SRI BALANCED PORTFOLIO

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$190,463,580	$—	$—	$190,463,580
Asset-Backed Securities	—	27,297,660	—	27,297,660
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	3,073,635	—	3,073,635
Commercial Mortgage-Backed Securities	—	7,727,091	—	7,727,091
Corporate Bonds	—	58,926,838	—	58,926,838
Floating Rate Loans	—	2,112,355	8,709	2,121,064
Municipal Obligations	—	2,723,942	—	2,723,942
Sovereign Government Bonds	—	493,675	—	493,675
U.S. Government Agencies and Instrumentalities	—	470,510	—	470,510
U.S. Treasury Obligations	—	14,710,478	—	14,710,478
Exchange-Traded Products	6,577,713	—	—	6,577,713
Time Deposit	—	9,292,628	—	9,292,628
TOTAL	$197,041,293	$126,828,812	$8,709^	$323,878,814
Futures Contracts***	$65,853	$—	$—	$65,853

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.
There were no transfers between levels during the quarter ended March 31, 2016.
Loan Participations and Assignments: Calvert VP SRI Balanced Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A portfolio’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: Calvert VP SRI Balanced Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio, or to provide market exposure to the Portfolio’s uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations and market index futures contracts. The Portfolio is subject to interest rate risk and market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
During the period, Calvert VP SRI Balanced Portfolio used U.S. Treasury futures contracts as a substitute for direct investment in particular asset classes, to hedge against interest rate changes, to manage overall duration of the Portfolio, and to implement tactical asset allocation decisions. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.
The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	58
Futures Contracts short	(85)
* Averages are based on activity levels during the period ended March 31, 2016.
Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at March 31, 2016.

	CALVERT VP SRI MID CAP GROWTH PORTFOLIO	CALVERT VP SRI BALANCED PORTFOLIO
Unrealized appreciation	$5,228,437	$20,445,198
Unrealized (depreciation)	(2,706,942)	(4,971,860)
Net unrealized appreciation (depreciation)	$2,521,495	$15,473,338

Federal income tax cost of investments	$46,482,651	$308,405,476

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    May 24, 2016

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    May 24, 2016

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    May 24, 2016